Loans and Related Allowance for Credit Losses, Troubled Debt Restructurings, Current Defaults (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 251	$ 961	$ 338
Total Commercial [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	167	806	176
Commercial and industrial loans [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	132	677	111
Real estate mortgage [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	34	128	48
Real estate construction [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	0	0	17
Lease financing [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	1	1	0
Total Consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	84	155	162
Residential mortgage - first lien [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	12	34	41
Residential mortgage - junior lien [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	1	12	13
Credit card [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	25	72	88
Auto [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	43	32	12
Other consumer [Member]
Financing Receivable, Troubled Debt Restructuring [Line Items]
Recorded investment of defaults	$ 3	$ 5	$ 8